FIRST INVESTORS EQUITY FUNDS PROSPECTUS

                                  Total Return
                                 Growth & Income
                                    Blue Chip
                                Utilities Income
                               Mid-Cap Opportunity
                               Special Situations
                                     Global

   Supplement dated November 30, 1999 to Prospectus dated February 19, 1999.

1. In the table appearing at the top of page 5, the performance of the S&P 500 Index since inception of the Total Return Fund's Class B shares (1/12/95) should read as 30.41% rather than 10.41%.

2. In the table appearing at the bottom of page 11, the performance of the S&P 500 Index since inception of the Growth & Income Fund's Class A shares (10/14/93) should read as 22.98% rather than 18.47%.

3. The Fund Management section beginning on page 42 is amended as follows:

      All references to Dennis T. Fitzpatrick as Portfolio Manager of the Growth & Income Fund and the Blue Chip Fund are changed to Co-Portfolio Manager. Add Andrew Wedeck as Co-Portfolio Manager of the Growth & Income Fund and the Blue Chip Fund. From April 1999 to November 1999, Mr. Wedeck was a Research Analyst at Cramer Rosenthal McGlynn. From April 1998 to March 1999, Mr. Wedeck was a personal money management consultant for family members. From 1995 to March 1998, Mr. Wedeck was an Equity Analyst at Stechler & Company.


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                      FIRST INVESTORS GROWTH & INCOME FUND
                      Supplement dated November 30, 1999 to
                       Prospectus dated February 19, 1999

The section entitled "Who manages the Growth & Income Fund?" is amended as follows:

      All references to Dennis T. Fitzpatrick as Portfolio Manager of the Growth & Income Fund are changed to Co-Portfolio Manager. Add Andrew Wedeck as Co-Portfolio Manager of the Growth & Income Fund. From April 1999 to November 1999, Mr. Wedeck was a Research Analyst at Cramer Rosenthal McGlynn. From April 1998 to March 1999, Mr. Wedeck was a personal money management consultant for family members. From 1995 to March 1998, Mr. Wedeck was an Equity Analyst at Stechler & Company.

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